CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2017	$ 53,063	$ (2,821)	$ 8,005	$ 5,316	$ 12,638	$ 76,201
Balance (in shares) at Mar. 31, 2017	17,031,810
Balance (in shares) at Mar. 31, 2017		(1,146,571)
Exercise of stock options, shares
Net income (loss)					6,190	$ 6,190
Dividends ($0.07, $0.1 and $0.15 per share for March 31, 2017, March 31, 2018 and March 31, 2019 respectively)					(1,112)	(1,112)
Balance at Mar. 31, 2018	$ 53,063	$ (2,821)	8,005	5,316	17,716	$ 81,279
Balance (in shares) at Mar. 31, 2018	17,031,810
Balance (in shares) at Mar. 31, 2018		(1,146,571)
Exercise of stock options, shares
Net income (loss)					4,273	$ 4,273
Dividends ($0.07, $0.1 and $0.15 per share for March 31, 2017, March 31, 2018 and March 31, 2019 respectively)					(1,588)	(1,588)
Balance at Mar. 31, 2019	$ 53,063	$ (2,821)	8,005	5,316	20,401	$ 83,964
Balance (in shares) at Mar. 31, 2019	17,031,810
Balance (in shares) at Mar. 31, 2019		(1,146,571)				(1,146,571)
Exercise of stock options, value	$ 80		(16)			$ 64
Exercise of stock options, shares	30,000					30,000
Net income (loss)					(1,320)	$ (1,320)
Dividends ($0.07, $0.1 and $0.15 per share for March 31, 2017, March 31, 2018 and March 31, 2019 respectively)					(2,386)	(2,386)
Balance at Mar. 31, 2020	$ 53,143	$ (2,821)	$ 7,989	$ 5,316	$ 16,695	$ 80,322
Balance (in shares) at Mar. 31, 2020	17,061,810
Balance (in shares) at Mar. 31, 2020		(1,146,571)				(1,146,571)